Income Taxes - Summary of Income Tax Recognized in Consolidated Statement of Other Comprehensive Income (OCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax related to items charged or recognized directly in OCI during the year:
Unrealized loss (gain) on cash flow hedges	$ (236)	$ (590)	$ 787
Remeasurements of the net defined benefit liability	24	173	(27)
Total income tax recognized in OCI	(212)	(417)	760
Income tax related to items charged or recognized directly in OCI as of year-end:
Unrealized loss (gain) on derivative financial instruments	(241)	(13)	573
Comprehensive income to be reclassified to profit or loss in subsequent periods	(241)	(13)	573
Re-measurements of the net defined benefit liability	(153)	(205)	(408)
Balance of income tax in AOCI	$ (394)	$ (218)	$ 165